Stockholders' Equity - Market Capitalization (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 USD ($) D $ / shares shares	Dec. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of the derivative liability	$ 300,000	$ 9,900,000	$ 8,200,000	$ 9,900,000
Market Capitalization/Gross Proceeds Earnout Payments | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	300,000	9,900,000
Market Capitalization/Gross Proceeds Earnout Payments | Maximum | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	10,232,090	10,232,090
Market Capitalization/Gross Proceeds Earnout Payments | Market Capitalization is greater than or equal to $250,000,000 | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	2,000,000	2,000,000
Market Capitalization	$ 250,000,000	$ 250,000,000
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Stock price | $ / shares	$ 17.50	$ 17.50
Aggregate gross proceeds	$ 25,000,000	$ 25,000,000
Term to receive gross proceeds	60 days	60 days
Market Capitalization/Gross Proceeds Earnout Payments | Market Capitalization is greater than or equal to $300,000,000 | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	2,000,000	2,000,000
Market Capitalization	$ 300,000,000	$ 300,000,000
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Stock price | $ / shares	$ 18.75	$ 18.75
Aggregate gross proceeds	$ 30,000,000	$ 30,000,000
Term to receive gross proceeds	60 days	60 days
Market Capitalization/Gross Proceeds Earnout Payments | Market Capitalization is greater than or equal to $400,000,000 | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	3,000,000	3,000,000
Market Capitalization	$ 400,000,000	$ 400,000,000
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Stock price | $ / shares	$ 22.50	$ 22.50
Aggregate gross proceeds	$ 40,000,000	$ 40,000,000
Term to receive gross proceeds	60 days	60 days
Market Capitalization/Gross Proceeds Earnout Payments | Market Capitalization is greater than or equal to $500,000,000 | Metuchen
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone earnout payments (in shares) | shares	3,232,090	3,232,090
Market Capitalization	$ 500,000,000	$ 500,000,000
Number of trading days for stock price trigger | D	20	20
Number of consecutive trading days for stock price trigger | D	30	30
Stock price | $ / shares	$ 23.75	$ 23.75
Aggregate gross proceeds	$ 50,000,000	$ 50,000,000
Term to receive gross proceeds	60 days	60 days